Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock Previously Reported	Preferred Stock	Common Stock Previously Reported	Common Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital	Accumulated other comprehensive (loss) income Previously Reported	Accumulated other comprehensive (loss) income	Accumulated deficits Previously Reported	Accumulated deficits	Non controlling interests Previously Reported	Non controlling interests	Common stock to be issued	Previously Reported	Total
Balance at Dec. 31, 2019				$ 3,989		$ 60,773,853		$ 42,597		$ (66,300,687)		$ (960,202)	$ 140,379		$ (6,300,071)
Balance (in Shares) at Dec. 31, 2019				3,988,372									140,378,844
Common stock issued upon conversion of debt				$ 28,170		449,650									477,820
Common stock issued upon conversion of debt (in Shares)				28,170,787
NCI from disposal of subsidiary												67,712			67,712
NCI from disposal of subsidiary (in Shares)
Acquisition of NCI												82,562			82,562
Acquisition of NCI (in Shares)
Fractional shares from reverse split				$ 329		(329)
Fractional shares from reverse split (in Shares)				329,472
Common stock issued for acquisition of Peak Equity Group				$ 140,379									$ (140,379)
Common stock issued for acquisition of Peak Equity Group (in Shares)				140,378,844									(140,378,844)
Common stock issued for services from consultants and service providers		$ 532		$ 16		477,460									478,008
Common stock issued for services from consultants and service providers (in Shares)		531,600		16,000
Foreign currency translation adjustment								(55,843)				1,541			(54,302)
Foreign currency translation adjustment (in Shares)
Net loss for the period										(6,719,447)		(69,198)			(6,788,645)
Balance at Dec. 31, 2020		$ 532		$ 172,883		61,700,634		(13,246)		(73,020,134)		(877,585)			(12,036,916)
Balance (in Shares) at Dec. 31, 2020		531,600		172,883,475
Issuance of shares for director’s remuneration				$ 8,333		491,667									500,000
Issuance of shares for director’s remuneration (in Shares)				8,333,335
Common stock issued upon conversion of debt				$ 12,453		91,714									104,167
Common stock issued upon conversion of debt (in Shares)				12,452,413
Fractional shares from reverse split
Fractional shares from reverse split (in Shares)				800
Foreign currency translation adjustment								23,219							23,219
Net loss for the period										(228,902)		(2,324)			(231,226)
Balance at Mar. 31, 2021		$ 532		$ 193,669		62,284,015		9,973		(73,249,036)		(879,909)			(11,640,756)
Balance (in Shares) at Mar. 31, 2021		531,600		193,670,023
Balance at Dec. 31, 2020		$ 532		$ 172,883		61,700,634		(13,246)		(73,020,134)		(877,585)			(12,036,916)
Balance (in Shares) at Dec. 31, 2020		531,600		172,883,475
Net loss for the period															(2,014,940)
Balance at Sep. 30, 2021		$ 532		$ 239,278		64,040,280		5,648		(75,028,305)		(884,354)			(11,626,921)
Balance (in Shares) at Sep. 30, 2021		531,600		239,278,847
Balance at Dec. 31, 2020		$ 532		$ 172,883		61,700,634		(13,246)		(73,020,134)		(877,585)			(12,036,916)
Balance (in Shares) at Dec. 31, 2020		531,600		172,883,475
Issuance of shares for director’s remuneration				$ 9,187		542,057									551,244
Issuance of shares for director’s remuneration (in Shares)				9,187,406
Common stock issued upon conversion of debt				$ 16,401		187,766									204,167
Common stock issued upon conversion of debt (in Shares)				16,400,691
Fractional shares from reverse split
Fractional shares from reverse split (in Shares)				800
Common stock issued for services from consultants and service providers				$ 26,873		1,024,537									1,051,410
Common stock issued for services from consultants and service providers (in Shares)				26,872,638
Common stock issued for business marketing services				$ 13,935		585,285									599,220
Common stock issued for business marketing services (in Shares)				13,935,337
Cancellation share				$ (1)		1
Cancellation share (in Shares)				(1,500)
Preferred stock issued for business transaction fee		$ 2,658				1,007,382									1,010,040
Preferred stock issued for business transaction fee (in Shares)		2,658,000
Foreign currency translation adjustment								(2,580)							(2,580)
Foreign currency translation adjustment (in Shares)
Net loss for the period										(3,887,955)		(9,558)			(3,897,513)
Balance at Dec. 31, 2021	$ 532	$ 3,190	$ 239,278	$ 239,278	$ 64,040,280	65,047,662	$ (15,826)	(15,826)	$ (76,908,089)	(76,908,089)	$ (887,143)	(887,143)		$ (12,520,928)	(12,520,928)
Balance (in Shares) at Dec. 31, 2021	531,600	3,189,600	239,278,847	239,278,847
Balance at Mar. 31, 2021		$ 532		$ 193,669		62,284,015		9,973		(73,249,036)		(879,909)			(11,640,756)
Balance (in Shares) at Mar. 31, 2021		531,600		193,670,023
Common stock issued upon conversion of debt				$ 3,948		96,052									100,000
Common stock issued upon conversion of debt (in Shares)				3,948,278
Common stock issued for services from consultants and service providers				$ 26,873		1,024,537									1,051,410
Common stock issued for services from consultants and service providers (in Shares)				26,872,638
Common stock issued for business marketing services				$ 13,935		585,285									599,220
Common stock issued for business marketing services (in Shares)				13,935,337
Cancellation of common stock				$ (1)		1
Cancellation of common stock (in Shares)				(1,500)
Foreign currency translation adjustment								15,243							15,243
Foreign currency translation adjustment (in Shares)
Net loss for the period										(1,312,901)		(2,224)			(1,315,125)
Balance at Jun. 30, 2021		$ 532		$ 238,424		63,989,890		25,216		(74,561,937)		(882,133)			(11,190,008)
Balance (in Shares) at Jun. 30, 2021		531,600		238,424,776
Issuance of shares for director’s remuneration				$ 854		50,390									51,244
Issuance of shares for director’s remuneration (in Shares)				854,071
Foreign currency translation adjustment								(19,568)							(19,568)
Foreign currency translation adjustment (in Shares)
Net loss for the period										(466,368)		(2,221)			(468,589)
Balance at Sep. 30, 2021		$ 532		$ 239,278		64,040,280		5,648		(75,028,305)		(884,354)			(11,626,921)
Balance (in Shares) at Sep. 30, 2021		531,600		239,278,847
Balance at Dec. 31, 2021	$ 532	$ 3,190	$ 239,278	$ 239,278	64,040,280	65,047,662	(15,826)	(15,826)	(76,908,089)	(76,908,089)	(887,143)	(887,143)		(12,520,928)	(12,520,928)
Balance (in Shares) at Dec. 31, 2021	531,600	3,189,600	239,278,847	239,278,847
Issuance of shares for redemption of promissory note				$ 23,810		51,190									75,000
Issuance of shares for redemption of promissory note (in Shares)				23,809,524
Foreign currency translation adjustment								9,329							9,329
Foreign currency translation adjustment (in Shares)
Net loss for the period										(781.746)		(2,257)			(784,003)
Balance at Mar. 31, 2022		$ 3,190		$ 263,088		65,098,852		(6,497)		(77,689,835)		(889,400)			(13,220,602)
Balance (in Shares) at Mar. 31, 2022		3,189,600		263,088,371
Balance at Dec. 31, 2021	$ 532	$ 3,190	$ 239,278	$ 239,278	$ 64,040,280	65,047,662	$ (15,826)	(15,826)	$ (76,908,089)	(76,908,089)	$ (887,143)	(887,143)		$ (12,520,928)	(12,520,928)
Balance (in Shares) at Dec. 31, 2021	531,600	3,189,600	239,278,847	239,278,847
Net loss for the period															(3,689,085)
Balance at Sep. 30, 2022		$ 3,190		$ 333,331		66,613,644		(9,934)		(80,589,081)		(895,236)			(14,544,086)
Balance (in Shares) at Sep. 30, 2022		3,189,600		333,331,882
Balance at Mar. 31, 2022		$ 3,190		$ 263,088		65,098,852		(6,497)		(77,689,835)		(889,400)			(13,220,602)
Balance (in Shares) at Mar. 31, 2022		3,189,600		263,088,371
Issuance of shares for director’s remuneration				$ 24,730		779,005									803,735
Issuance of shares for director’s remuneration (in Shares)				24,730,307
Issuance of shares for consultancy service				$ 5,345		234,655									240,000
Issuance of shares for consultancy service (in Shares)				5,345,212
Foreign currency translation adjustment								(1,748)							(1,748)
Foreign currency translation adjustment (in Shares)
Net loss for the period										(1,496,447)		(2,196)			(1,498,643)
Balance at Jun. 30, 2022		$ 3,190		$ 293,163		66,112,512		(8,245)		(79,186,282)		(891,596)			(13,677,258)
Balance (in Shares) at Jun. 30, 2022		3,189,600		293,163,890
Issuance of shares for redemption of promissory note				$ 40,168		501,132									541,300
Issuance of shares for redemption of promissory note (in Shares)				40,167,992
Foreign currency translation adjustment								(1,689)							(1,689)
Foreign currency translation adjustment (in Shares)
Net loss for the period										(1,402,799)		(3,640)			(1,406,439)
Balance at Sep. 30, 2022		$ 3,190		$ 333,331		$ 66,613,644		$ (9,934)		$ (80,589,081)		$ (895,236)			$ (14,544,086)
Balance (in Shares) at Sep. 30, 2022		3,189,600		333,331,882